Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes (Details)
U.s. Federal Statutory Income Tax Rate	$ (1,659)	$ 0
Permanent And Other Difference	38	0
Stock-based Compensation Expense	110	0
Research And Development Credits	(118)	0
Valuation Allowance	1,629	0
Total Tax Provision	$ 0	$ 0